Interest expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		63 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016
Interest Expense [Abstract]
Interest Expense	$ 199		$ 199		$ 214